GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 111.8%
Australia – 4.2%
160,056	Goodman Group (REIT) (Industrial)	$ 2,210,108
618,970	Ingenia Communities Group (REIT) (Residential)	2,388,570
214,552	NEXTDC Ltd. (Internet Services & Infrastructure)*	1,708,831

		6,307,509

Belgium – 1.0%
47,438	Warehouses De Pauw CVA (REIT) (Industrial)	1,567,467

Canada – 3.2%
38,365	Allied Properties REIT (REIT) (Office)	1,240,673
36,200	Canadian Apartment Properties REIT (REIT) (Residential)	1,551,470
71,463	Chartwell Retirement Residences (Health Care)	665,896
112,520	Summit Industrial Income REIT (REIT) (Industrial)	1,276,784

		4,734,823

China – 3.0%
19,279	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	1,563,334
3,020,000	Shangri-La Asia Ltd. (Hotel)*	3,021,094

		4,584,428

France – 2.3%
16,482	Gecina SA (REIT) (Diversified)	2,268,767
52,409	Klepierre SA (REIT) (Retail)(a)	1,219,859

		3,488,626

Germany – 6.1%
110,942	alstria office REIT-AG (REIT) (Office)	1,792,972
18,462	Deutsche Wohnen SE (Real Estate Operating Companies)	861,223
27,874	Instone Real Estate Group AG (Real Estate Development)*(b)	766,530
87,269	Vonovia SE (Real Estate Operating Companies)	5,702,966

		9,123,691

Hong Kong – 4.5%
298,000	CK Asset Holdings Ltd. (Real Estate Development)	1,814,099
214,100	Link REIT (REIT) (Retail)	1,953,393
984,800	Swire Properties Ltd. (Real Estate Operating Companies)	3,056,812

		6,824,304

Ireland – 0.6%
167,305	Dalata Hotel Group plc (Hotel)*	828,939

Japan – 11.8%
479	Comforia Residential REIT, Inc. (REIT) (Residential)	1,461,674
432	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	512,759

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
143,800	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	$ 1,936,486
47,300	Kyoritsu Maintenance Co. Ltd. (Hotel)	1,571,636
199,300	Mitsubishi Estate Co. Ltd. (Diversified)	3,490,040
537	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	2,655,676
176	Nippon Prologis REIT, Inc. (REIT) (Industrial)	565,936
26,200	Open House Co. Ltd. (Homebuilding)	1,120,732
849	Sankei Real Estate, Inc. (REIT) (Office)	905,418
29,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,027,281
1,833	United Urban Investment Corp. (REIT) (Diversified)	2,466,891

		17,714,529

Netherlands – 0.6%
52,665	CTP BV (Real Estate Operating Companies)*(b)	932,580

Singapore – 1.6%
1,012,900	Ascendas India Trust (Real Estate Operating Companies)	1,115,997
655,700	Mapletree Industrial Trust (REIT) (Industrial)	1,337,034

		2,453,031

Spain – 1.6%
19,093	Cellnex Telecom SA (Integrated Telecommunication Services)(b)	1,100,677
129,752	Merlin Properties Socimi SA (REIT) (Diversified)	1,328,255

		2,428,932

Sweden – 1.4%
95,495	Castellum AB (Real Estate Operating Companies)(a)	2,107,187

United Kingdom – 6.5%
77,465	Big Yellow Group plc (REIT) (Specialized)	1,189,939
431,138	Capital & Counties Properties plc (REIT) (Retail)	1,014,579
22,695	Derwent London plc (REIT) (Office)	1,009,910
222,849	Segro plc (REIT) (Industrial)	2,879,904
1,203,896	Tritax EuroBox plc (Diversified)(b)	1,665,934
131,768	UNITE Group plc (The) (REIT) (Residential)*	1,937,867

		9,698,133

United States – 63.4%
23,674	Alexandria Real Estate Equities, Inc. (REIT) (Office)	3,889,638
11,716	American Tower Corp. (REIT) (Specialized)	2,800,827
40,090	Americold Realty Trust (REIT) (Industrial)	1,542,262

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
14,486	AvalonBay Communities, Inc. (REIT) (Residential)	$ 2,672,812
21,380	Boston Properties, Inc. (REIT) (Office)	2,164,939
29,458	Camden Property Trust (REIT) (Residential)	3,237,729
15,731	CoreSite Realty Corp. (REIT) (Specialized)	1,885,360
38,608	Cousins Properties, Inc. (REIT) (Office)	1,364,793
67,940	CubeSmart (REIT) (Specialized)	2,570,170
46,591	Cushman & Wakefield plc (Real Estate Services)*	760,365
38,196	Digital Realty Trust, Inc. (REIT) (Specialized)	5,379,525
32,264	Douglas Emmett, Inc. (REIT) (Office)	1,013,090
67,994	Duke Realty Corp. (REIT) (Industrial)	2,850,988
15,703	EastGroup Properties, Inc. (REIT) (Industrial)	2,249,926
26,139	Equity LifeStyle Properties, Inc. (REIT) (Residential)	1,663,486
40,024	Equity Residential (REIT) (Residential)	2,866,919
12,009	Essex Property Trust, Inc. (REIT) (Residential)	3,264,526
33,556	Healthcare Realty Trust, Inc. (REIT) (Health Care)	1,017,418
87,507	Healthpeak Properties, Inc. (REIT) (Health Care)	2,777,472
25,803	Highwoods Properties, Inc. (REIT) (Office)	1,107,981
103,699	Host Hotels & Resorts, Inc. (REIT) (Hotel)*	1,747,328
42,857	Hudson Pacific Properties, Inc. (REIT) (Office)	1,162,710
95,040	Invitation Homes, Inc. (REIT) (Residential)	3,040,330
18,146	Kilroy Realty Corp. (REIT) (Office)	1,190,922
3,602	Life Storage, Inc. (REIT) (Specialized)	309,592
25,811	MGM Growth Properties LLC Class A (REIT) (Hotel)	841,955
44,377	Pebblebrook Hotel Trust (REIT) (Hotel)	1,077,917
61,673	Prologis, Inc. (REIT) (Industrial)	6,537,338
23,311	Public Storage (REIT) (Specialized)	5,752,222
21,972	Realty Income Corp. (REIT) (Retail)	1,395,222
48,552	Regency Centers Corp. (REIT) (Retail)	2,753,384
77,539	RLJ Lodging Trust (REIT) (Hotel)	1,200,304
14,269	Ryman Hospitality Properties, Inc. (REIT) (Hotel)*	1,105,990
5,209	SBA Communications Corp. (REIT) (Specialized)	1,445,758
45,429	Simon Property Group, Inc. (REIT) (Retail)	5,168,457

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
64,343	SITE Centers Corp. (REIT) (Retail)	$ 872,491
23,800	STORE Capital Corp. (REIT) (Diversified)	797,300
12,746	Sun Communities, Inc. (REIT) (Residential)	1,912,410
18,709	Terreno Realty Corp. (REIT) (Industrial)	1,080,819
53,379	Ventas, Inc. (REIT) (Health Care)	2,847,236
23,666	Vornado Realty Trust (REIT) (Office)	1,074,200
54,181	Weingarten Realty Investors (REIT) (Retail)	1,458,011
37,670	Welltower, Inc. (REIT) (Health Care)	2,698,302
10,233	WP Carey, Inc. (REIT) (Diversified)	724,087

		95,274,511

TOTAL COMMON STOCKS (Cost $138,854,131)		$168,068,690

Shares	Dividend Rate	Value

Investment Company(c) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,544,986	0.036%	$ 2,544,986
(Cost $2,544,986)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $141,399,117)		$170,613,676

Securities Lending Reinvestment Vehicle(c) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,556,703	0.036%	$ 2,556,703
(Cost $2,556,703)

TOTAL INVESTMENTS – 115.2% (Cost $143,955,820)		$173,170,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.2)%		(22,848,494)

NET ASSETS – 100.0%		$150,321,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 8.0%
105,308	Goodman Group (REIT) (Industrial)	$ 1,454,129
335,201	Ingenia Communities Group (REIT) (Residential)	1,293,521
326,560	Mirvac Group (REIT) (Diversified)	622,949
77,309	NEXTDC Ltd. (Internet Services & Infrastructure)*	615,739

		3,986,338

Belgium – 1.5%
21,955	Warehouses De Pauw CVA (REIT) (Industrial)	725,447

Canada – 6.6%
28,444	Allied Properties REIT (REIT) (Office)	919,841
24,045	Canadian Apartment Properties REIT (REIT) (Residential)	1,030,527
42,533	Chartwell Retirement Residences (Health Care)	396,325
85,958	Summit Industrial Income REIT (REIT) (Industrial)	975,381

		3,322,074

China – 3.8%
7,579	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	614,581
1,304,000	Shangri-La Asia Ltd. (Hotel)*	1,304,472

		1,919,053

France – 4.7%
10,225	Gecina SA (REIT) (Diversified)	1,407,484
40,400	Klepierre SA (REIT) (Retail)(a)	940,340

		2,347,824

Germany – 12.3%
71,470	alstria office REIT-AG (REIT) (Office)	1,155,051
14,713	Deutsche Wohnen SE (Real Estate Operating Companies)	686,338
8,783	Instone Real Estate Group AG (Real Estate Development)*(b)	241,531
62,420	Vonovia SE (Real Estate Operating Companies)	4,079,102

		6,162,022

Hong Kong – 10.5%
272,000	CK Asset Holdings Ltd. (Real Estate Development)	1,655,822
155,900	Link REIT (REIT) (Retail)	1,422,392
58,975	Sun Hung Kai Properties Ltd. (Diversified)	892,990
411,800	Swire Properties Ltd. (Real Estate Operating Companies)	1,278,224

		5,249,428

Ireland – 0.5%
50,832	Dalata Hotel Group plc (Hotel)*	251,855

Japan – 25.9%
232	Comforia Residential REIT, Inc. (REIT) (Residential)	707,951

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
521	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	$ 618,396
786	GLP J-REIT (REIT) (Industrial)	1,291,564
46,500	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	626,193
20,400	Kyoritsu Maintenance Co. Ltd. (Hotel)	677,831
139,200	Mitsubishi Estate Co. Ltd. (Diversified)	2,437,600
53,300	Mitsui Fudosan Co. Ltd. (Diversified)	1,215,000
214	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	1,058,314
174	Nippon Prologis REIT, Inc. (REIT) (Industrial)	559,505
10,700	Open House Co. Ltd. (Homebuilding)	457,703
507	Sankei Real Estate, Inc. (REIT) (Office)	540,691
37,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,310,669
1,070	United Urban Investment Corp. (REIT) (Diversified)	1,440,029

		12,941,446

Netherlands – 0.5%
15,526	CTP BV (Real Estate Operating Companies)*(b)	274,931

Singapore – 4.2%
661,900	Ascendas India Trust (Real Estate Operating Companies)	729,271
72,825	CapitaLand Ltd. (Diversified)	204,049
326,600	Keppel DC REIT (REIT) (Specialized)	655,861
246,600	Mapletree Industrial Trust (REIT) (Industrial)	502,841

		2,092,022

Spain – 2.3%
9,184	Cellnex Telecom SA (Integrated Telecommunication Services)(b)	529,441
60,243	Merlin Properties Socimi SA (REIT) (Diversified)	616,700

		1,146,141

Sweden – 2.6%
58,476	Castellum AB (Real Estate Operating Companies)	1,290,328

Switzerland – 2.2%
9,163	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,116,310

United Kingdom – 13.0%
61,258	Big Yellow Group plc (REIT) (Specialized)	940,983
169,927	Capital & Counties Properties plc (REIT) (Retail)	399,882

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
18,606	Derwent London plc (REIT) (Office)	$ 827,953
126,839	Segro plc (REIT) (Industrial)	1,639,156
274,827	Tritax Big Box REIT plc (REIT) (Industrial)	680,077
557,254	Tritax EuroBox plc (Diversified)(b)	771,120
82,951	UNITE Group plc (The) (REIT) (Residential)*	1,219,932

		6,479,103

TOTAL COMMON STOCKS (Cost $47,275,279)		$49,304,322

Shares	Dividend Rate	Value

Investment Company(c) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
512,906	0.036%	$ 512,906
(Cost $512,906)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $47,788,185)		$49,817,228

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
990,000	0.036%	$ 990,000
(Cost $990,000)

TOTAL INVESTMENTS – 101.6% (Cost $48,778,185)		$50,807,228

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(799,661)

NET ASSETS – 100.0%		$50,007,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Health Care – 9.3%
43,245	Healthcare Realty Trust, Inc. (REIT)	$ 1,311,188
112,195	Healthpeak Properties, Inc. (REIT)	3,561,069
72,721	Ventas, Inc. (REIT)	3,878,938
55,908	Welltower, Inc. (REIT)	4,004,690

		12,755,885

Hotel – 4.9%
170,670	Host Hotels & Resorts, Inc. (REIT)*	2,875,790
51,440	Pebblebrook Hotel Trust (REIT)	1,249,478
60,552	RLJ Lodging Trust (REIT)	937,345
21,000	Ryman Hospitality Properties, Inc. (REIT)*	1,627,710

		6,690,323

Industrial – 14.7%
24,595	Americold Realty Trust (REIT)	946,170
99,800	Duke Realty Corp. (REIT)	4,184,614
18,976	EastGroup Properties, Inc. (REIT)	2,718,881
104,888	Prologis, Inc. (REIT)	11,118,128
19,056	Terreno Realty Corp. (REIT)	1,100,865

		20,068,658

Office – 14.5%
29,375	Alexandria Real Estate Equities, Inc. (REIT)	4,826,313
35,555	Boston Properties, Inc. (REIT)	3,600,299
54,931	Cousins Properties, Inc. (REIT)	1,941,811
58,610	Douglas Emmett, Inc. (REIT)	1,840,354
46,288	Highwoods Properties, Inc. (REIT)	1,987,607
61,158	Hudson Pacific Properties, Inc. (REIT)	1,659,217
35,201	Kilroy Realty Corp. (REIT)	2,310,242
38,821	Vornado Realty Trust (REIT)	1,762,085

		19,927,928

Residential – 19.6%
23,359	AvalonBay Communities, Inc. (REIT)	4,309,969
32,705	Camden Property Trust (REIT)	3,594,607
45,454	Equity LifeStyle Properties, Inc. (REIT)	2,892,693
55,937	Equity Residential (REIT)	4,006,767
17,542	Essex Property Trust, Inc. (REIT)	4,768,617
125,939	Invitation Homes, Inc. (REIT)	4,028,789
21,284	Sun Communities, Inc. (REIT)	3,193,451

		26,794,893

Retail – 8.8%
46,844	Regency Centers Corp. (REIT)	2,656,523
60,534	Simon Property Group, Inc. (REIT)	6,886,953
87,182	SITE Centers Corp. (REIT)	1,182,188
50,019	Weingarten Realty Investors (REIT)	1,346,011

		12,071,675

Specialized – 24.9%
10,190	American Tower Corp. (REIT)	2,436,021
16,596	CoreSite Realty Corp. (REIT)	1,989,031

Shares	Description	Value

Common Stocks – (continued)
Specialized – (continued)
72,162	CubeSmart (REIT)	$ 2,729,888
49,993	Digital Realty Trust, Inc. (REIT)	7,041,014
11,869	Equinix, Inc. (REIT)	8,066,054
16,517	Extra Space Storage, Inc. (REIT)	2,189,328
4,121	Life Storage, Inc. (REIT)	354,200
30,339	Public Storage (REIT)	7,486,452
5,157	SBA Communications Corp. (REIT)	1,431,325

		33,723,313

TOTAL COMMON STOCKS (Cost $95,274,522)		$132,032,675

Shares	Dividend Rate	Value

Investment Company(a) – 3.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,271,420	0.036%	$ 4,271,420
(Cost $4,271,420)

TOTAL INVESTMENTS – 99.8% (Cost $99,545,942)		$136,304,095

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		254,341

NET ASSETS – 100.0%		$136,558,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management,

L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2021:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,563,334	$30,012,958	$—
Australia and Oceania	—	6,307,509	—
Europe	4,193,983	25,981,572	—
North America	100,009,334	—	—
Investment Company	2,544,986	—	—
Securities Lending Reinvestment Vehicle	2,556,703	—	—

Total	$110,868,340	$62,302,039	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$614,581	$21,587,368	$—
Australia and Oceania	—	3,986,338	—
Europe	1,539,437	18,254,524	—
North America	3,322,074	—	—
Investment Company	512,906	—	—
Securities Lending Reinvestment Vehicle	990,000	—	—

Total	$6,978,998	$43,828,230	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$132,032,675	$—	$—
Investment Company	4,271,420	—	—

Total	$136,304,095	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.